Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, beginning	$ 2,543,799
Accumulated amortization and impairment, beginning	(1,634,520)
Balance at the beginning of the year	909,279	$ 1,016,927
Additions	5,748	3,087
Disposals and write-offs	(342)
Amortization	(68,145)	(74,529)
Impairment (loss) reversal of long-lived assets	9,534	(42,687)
Foreign exchange effect	(22,300)	5,562
Transfers	913	919
Balance at the end of the year	834,687	909,279
Cost, ending	2,176,592	2,543,799
Accumulated amortization and impairment, ending	(1,341,905)	(1,634,520)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning		2,532,169
Accumulated amortization and impairment, beginning		(1,515,242)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	630,787	611,909
Accumulated amortization and impairment, beginning	(323,675)
Balance at the beginning of the year	307,112	344,567
Impairment (loss) reversal of long-lived assets		(42,660)
Foreign exchange effect	(1,715)	346
Transfers		4,859
Balance at the end of the year	305,397	307,112
Cost, ending	316,087	630,787
Accumulated amortization and impairment, ending	(10,690)	(323,675)
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	630,787
Accumulated amortization and impairment, beginning		(267,342)
Cost, ending		630,787
Mining rights [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	1,859,147
Accumulated amortization and impairment, beginning	(1,279,596)
Balance at the beginning of the year	579,551	647,418
Disposals and write-offs	(226)
Amortization	(65,710)	(71,488)
Impairment (loss) reversal of long-lived assets	9,534
Foreign exchange effect	(15,433)	3,489
Transfers	(225)	132
Balance at the end of the year	507,491	579,551
Cost, ending	1,810,609	1,859,147
Accumulated amortization and impairment, ending	(1,303,118)	(1,279,596)
Mining rights [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning		1,855,014
Accumulated amortization and impairment, beginning		(1,207,596)
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	53,865
Accumulated amortization and impairment, beginning	(31,249)
Balance at the beginning of the year	22,616	24,942
Additions	5,748	3,087
Disposals and write-offs	(116)
Amortization	(2,435)	(3,041)
Impairment (loss) reversal of long-lived assets		(27)
Foreign exchange effect	(5,152)	1,727
Transfers	1,138	(4,072)
Balance at the end of the year	21,799	22,616
Cost, ending	49,896	53,865
Accumulated amortization and impairment, ending	$ (28,097)	$ (31,249)
Average annual depreciation rates	5.00%	5.00%
Other intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning		$ 65,246
Accumulated amortization and impairment, beginning		$ (40,304)